UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10063

T. Rowe Price International Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2024

International Equity Index Fund

Investor Class (PIEQX)

This annual shareholder report contains important information about International Equity Index Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Fund - Investor Class	$29	0.26%

What drove fund performance during the past 12 months?

  Non-U.S. stocks recorded strong gains over the 12-month reporting period as growing anticipation of worldwide monetary policy easing outweighed concerns about rising geopolitical tensions and persistent inflation in many markets.

  Financials names produced robust results during the year. A favorable industry backdrop, with increasing expectations that the U.S. Federal Reserve and major non-U.S. central banks would reduce short-term interest rates, benefited shares of banking names during the year. Positions in Commonwealth Bank of Australia and HSBC Holdings were top performers. The industrials and business services sector was the next best performer, as electrical equipment company Schneider Electric performed well.

  On the negative side, energy was the only sector to decline during the period, as generally lower oil prices during the year weighed on the broader sector. BP and Woodside Energy Group were the greatest detractors.

  Various crosscurrents in international stock markets continue to make it difficult to determine what may be driving stocks at any given moment. In any event, we do not select stocks, sectors, or countries that we think will outperform. As always, the fund pursues long-term capital growth and provides investors with broad exposure to non-U.S. equities by mirroring the broad structure and the performance of the MSCI benchmark.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2024

	Investor Class	Regulatory/Strategy Benchmark
2014	10,000	10,000
2015	9,705	9,833
2015	10,564	10,681
2015	10,353	10,540
2015	9,830	9,993
2016	9,003	9,003
2016	9,500	9,686
2016	9,660	9,746
2016	9,636	9,671
2017	10,023	10,087
2017	10,733	10,780
2017	11,467	11,478
2017	11,970	11,937
2018	12,863	12,871
2018	12,329	12,344
2018	12,160	12,213
2018	11,000	11,119
2019	11,197	11,260
2019	11,824	11,947
2019	11,598	11,895
2019	12,138	12,347
2020	12,312	12,623
2020	10,395	10,592
2020	11,596	11,696
2020	11,479	11,500
2021	13,656	13,752
2021	14,741	14,816
2021	15,196	15,241
2021	15,370	15,430
2022	14,800	14,718
2022	13,398	13,609
2022	13,069	13,059
2022	11,789	11,881
2023	14,276	14,302
2023	14,681	14,755
2023	15,135	15,252
2023	13,571	13,592
2024	15,448	15,733
2024	15,886	16,124
2024	16,831	16,962
2024	16,562	16,714

202411-4029887, 202412-3916133

F135-052 12/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
International Equity Index Fund (Investor Class)	22.04%	6.41%	5.17%
MSCI EAFE Index Net (Regulatory/Strategy Benchmark)	22.97	6.24	5.27

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,079,975
  Number of Portfolio Holdings740
  Investment Advisory Fees Paid (000s)$551
  Portfolio Turnover Rate4.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	20.6%
Industrials & Business Services	16.5
Health Care	13.3
Consumer Discretionary	10.8
Consumer Staples	8.3
Information Technology	8.3
Materials	6.1
Communication Services	4.0
Energy	3.8
Other	8.3

Top Ten Holdings (as a % of Net Assets)

Novo Nordisk	2.2%
ASML Holding	1.6
Nestle	1.5
SAP	1.5
Roche Holding	1.4
AstraZeneca	1.3
Novartis	1.3
Shell	1.3
LVMH Moet Hennessy Louis Vuitton	1.1
Toyota Motor	1.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Equity Index Fund

Investor Class (PIEQX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

October 31, 2024

International Equity Index Fund

Z Class (TLIEX)

This annual shareholder report contains important information about International Equity Index Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
International Equity Index Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  Non-U.S. stocks recorded strong gains over the 12-month reporting period as growing anticipation of worldwide monetary policy easing outweighed concerns about rising geopolitical tensions and persistent inflation in many markets.

  Financials names produced robust results during the year. A favorable industry backdrop, with increasing expectations that the U.S. Federal Reserve and major non-U.S. central banks would reduce short-term interest rates, benefited shares of banking names during the year. Positions in Commonwealth Bank of Australia and HSBC Holdings were top performers. The industrials and business services sector was the next best performer, as electrical equipment company Schneider Electric performed well.

  On the negative side, energy was the only sector to decline during the period, as generally lower oil prices during the year weighed on the broader sector. BP and Woodside Energy Group were the greatest detractors.

  Various crosscurrents in international stock markets continue to make it difficult to determine what may be driving stocks at any given moment. In any event, we do not select stocks, sectors, or countries that we think will outperform. As always, the fund pursues long-term capital growth and provides investors with broad exposure to non-U.S. equities by mirroring the broad structure and the performance of the MSCI benchmark.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2024

	Z Class	Regulatory/Strategy Benchmark
11/2/20	10,000	10,000
1/31/21	11,737	11,787
4/30/21	12,676	12,700
7/31/21	13,083	13,064
10/31/21	13,239	13,226
1/31/22	12,757	12,615
4/30/22	11,565	11,665
7/31/22	11,282	11,193
10/31/22	10,188	10,184
1/31/23	12,347	12,259
4/30/23	12,697	12,648
7/31/23	13,098	13,073
10/31/23	11,763	11,651
1/31/24	13,390	13,486
4/30/24	13,787	13,821
7/31/24	14,614	14,539
10/31/24	14,390	14,326

202411-4029887, 202412-3916133

F1366-052 12/24

Average Annual Total Returns

	1 Year	Since Inception 11/2/20
International Equity Index Fund (Z Class)	22.33%	9.54%
MSCI EAFE Index Net (Regulatory/Strategy Benchmark)	22.97	9.42

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,079,975
  Number of Portfolio Holdings740
  Investment Advisory Fees Paid (000s)$551
  Portfolio Turnover Rate4.6%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	20.6%
Industrials & Business Services	16.5
Health Care	13.3
Consumer Discretionary	10.8
Consumer Staples	8.3
Information Technology	8.3
Materials	6.1
Communication Services	4.0
Energy	3.8
Other	8.3

Top Ten Holdings (as a % of Net Assets)

Novo Nordisk	2.2%
ASML Holding	1.6
Nestle	1.5
SAP	1.5
Roche Holding	1.4
AstraZeneca	1.3
Novartis	1.3
Shell	1.3
LVMH Moet Hennessy Louis Vuitton	1.1
Toyota Motor	1.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

International Equity Index Fund

Z Class (TLIEX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$26,450	$25,925
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

   (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $846,000 and $1,584,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PIEQX International Equity
Index Fund
TLIEX International Equity
Index Fund–
.
Z Class

T. ROWE PRICE International Equity Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 14 .06 $ 12 .53 $ 16 .86 $ 12 .81 $ 13 .92
Investment activities
Net investment income
(1)(2)
0 .46 0 .43 0 .44 0 .39 0 .26
Net realized and unrealized
gain/loss 2 .60 1 .46 ( 4 .25 ) 3 .92 ( 0 .98 )
Total from investment activities 3 .06 1 .89 ( 3 .81 ) 4 .31 ( 0 .72 )
Distributions
Net investment income ( 0 .47 ) ( 0 .36 ) ( 0 .40 ) ( 0 .26 ) ( 0 .38 )
Net realized gain — — ( 0 .12 ) — ( 0 .01 )
Total distributions ( 0 .47 ) ( 0 .36 ) ( 0 .52 ) ( 0 .26 ) ( 0 .39 )
NET ASSET VALUE
End of period $ 16 .65 $ 14 .06 $ 12 .53 $ 16 .86 $ 12 .81
Ratios/Supplemental Data
Total return
(2)(3)
22 .04% 15 .12% ( 23 .30 ) % 33 .89% ( 5 .43 ) %
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .26% 0 .26% 0 .30% 0 .40% 0 .45%
Net expenses after waivers/
payments by Price Associates 0 .26% 0 .26% 0 .30% 0 .40% 0 .45%
Net investment income 2 .82% 2 .93% 3 .05% 2 .41% 2 .03%
Portfolio turnover rate 4 .6% 29 .2% 12 .9% 22 .9% 10 .5%
Net assets, end of period (in
thousands) $778,368 $630,134 $546,336 $727,834 $543,578
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE International Equity Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
11/2/20
(1)
Through
10/31/21 10/31/24 10/31/23 10/31/22
NET ASSET VALUE
Beginning of period $ 14 .10 $ 12 .57 $ 16 .92 $ 13 .01
Investment activities
Net investment income
(2)(3)
0 .51 0 .47 0 .53 0 .45
Net realized and unrealized gain/loss 2 .59 1 .47 ( 4 .30 ) 3 .73
Total from investment activities 3 .10 1 .94 ( 3 .77 ) 4 .18
Distributions
Net investment income ( 0 .50 ) ( 0 .41 ) ( 0 .46 ) ( 0 .27 )
Net realized gain — — ( 0 .12 ) —
Total distributions ( 0 .50 ) ( 0 .41 ) ( 0 .58 ) ( 0 .27 )
NET ASSET VALUE
End of period $ 16 .70 $ 14 .10 $ 12 .57 $ 16 .92
Ratios/Supplemental Data
Total return
(3)(4)
22 .33% 15 .46% ( 23 .05 ) % 32 .39%
Ratios to average net assets:
(3)
Gross expenses before waivers/payments
by Price Associates 0 .15% 0 .15% 0 .15% 0 .21%
(5)
Net expenses after waivers/payments by
Price Associates 0 .00% 0 .00% 0 .00% 0 .00%
(5)
Net investment income 3 .13% 3 .16% 3 .82% 2 .74%
(5)
Portfolio turnover rate 4 .6% 29 .2% 12 .9% 22 .9%
Net assets, end of period (in thousands) $301,607 $112,446 $37,194 $2,207
0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE International Equity Index Fund
October 31, 2024

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 0.0%
Common Stocks 0.0%
Tenaris (EUR)  28,401 468
Total Argentina (Cost $474) 468
AUSTRALIA 7.4%
Common Stocks 7.4%
Ampol  14,168 259
ANZ Group Holdings  192,567 3,925
APA Group  77,088 353
Aristocrat Leisure  35,327 1,421
ASX  11,703 498
BHP Group  327,605 9,102
BlueScope Steel  26,397 351
Brambles  84,917 1,022
CAR Group  21,672 534
Cochlear  3,980 737
Coles Group  81,669 943
Commonwealth Bank of Australia  108,120 10,085
Computershare  32,172 556
CSL  31,102 5,839
Dexus  62,145 292
Endeavour Group  90,884 280
Fortescue  105,302 1,319
Goodman Group  108,616 2,594
GPT Group  111,023 344
Insurance Australia Group  143,985 707
James Hardie Industries, CDI (1) 26,303 839
Lottery Corp  134,165 438
Macquarie Group  23,193 3,510
Medibank  160,283 377
Mineral Resources  9,937 255
Mirvac Group  228,104 319
National Australia Bank  198,612 5,034
Northern Star Resources  69,823 810
Orica  28,183 320
Origin Energy  104,588 660
Pilbara Minerals (1) 170,875 316
Pro Medicus  3,783 479
Qantas Airways (1) 45,157 239

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
QBE Insurance Group  91,571 1,034
Ramsay Health Care  10,640 280
REA Group  3,075 455
Reece  12,967 193
Rio Tinto  23,371 1,835
Santos  197,806 880
Scentre Group  315,806 724
SEEK  20,599 335
Seven Group Holdings  12,192 332
Sonic Healthcare  27,541 485
South32  274,241 658
Stockland  144,233 488
Suncorp Group  77,497 909
Telstra Group  245,231 614
Transurban Group  193,958 1,616
Treasury Wine Estates  48,636 361
Vicinity  231,847 330
Washington H. Soul Pattinson  13,580 298
Wesfarmers  72,435 3,186
Westpac Banking  222,124 4,665
WiseTech Global  10,149 779
Woodside Energy Group  119,936 1,888
Woolworths Group  76,610 1,503
Xero (1) 8,826 857
Total Australia (Cost $63,708) 79,462
AUSTRIA 0.2%
Common Stocks 0.2%
Erste Group Bank  20,539 1,162
OMV  8,826 365
Verbund  3,946 325
voestalpine  5,755 120
Total Austria (Cost $1,674) 1,972
BELGIUM 1.0%
Common Stocks 1.0%
Ageas  9,647 503
Anheuser-Busch InBev  57,453 3,407
Argenx (1) 3,746 2,209
D'ieteren Group (2) 1,277 276
Elia Group (2) 1,671 159

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Groupe Bruxelles Lambert  4,932 356
KBC Group  14,733 1,073
Lotus Bakeries  25 328
Sofina  880 216
Syensqo  4,292 333
UCB  7,879 1,517
Warehouses De Pauw  10,123 241
Total Belgium (Cost $7,851) 10,618
CHILE 0.1%
Common Stocks 0.1%
Antofagasta (GBP)  23,858 533
Total Chile (Cost $327) 533
CHINA 0.0%
Common Stocks 0.0%
Futu Holdings, ADR (USD) (1) 3,194 303
Total China (Cost $316) 303
DENMARK 3.3%
Common Stocks 3.3%
AP Moller - Maersk, Class A  175 267
AP Moller - Maersk, Class B  275 435
Carlsberg, Class B  5,795 641
Coloplast, Class B (2) 7,688 963
Danske Bank  42,122 1,246
Demant (1) 5,578 206
DSV (2) 10,853 2,376
Genmab (1) 3,890 871
Novo Nordisk, Class B  208,850 23,426
Novonesis, Class B (2) 21,987 1,382
Orsted (1)(2) 11,490 676
Pandora  4,988 754
ROCKWOOL, Class B  532 230
Tryg  20,347 480
Vestas Wind Systems (1)(2) 61,724 1,176
Zealand Pharma (1)(2) 3,849 444
Total Denmark (Cost $17,518) 35,573

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
EGYPT 0.0%
Common Stocks 0.0%
OCI (EUR)  6,006 73
Total Egypt (Cost $208) 73
EUROPE/FAR EAST 0.2%
Equity Funds 0.2%
iShares Core MSCI EAFE, ETF (USD)  28,574 2,108
Total Europe/Far East (Cost $1,906) 2,108
FINLAND 1.0%
Common Stocks 1.0%
Elisa  8,570 408
Fortum  26,106 386
Kesko, Class B  16,333 351
Kone, Class B  20,734 1,137
Metso  37,431 356
Neste  25,514 410
Nokia  332,476 1,573
Nordea Bank  199,691 2,338
Orion, Class B  6,238 303
Sampo, Class A  31,263 1,386
Stora Enso, Class R  33,849 378
UPM-Kymmene  32,541 958
Wartsila  30,507 584
Total Finland (Cost $10,580) 10,568
FRANCE 11.0%
Common Stocks 11.0%
Accor  11,776 534
Aeroports de Paris  1,993 237
Air Liquide  37,250 6,679
Airbus  38,183 5,824
Alstom (1) 22,313 491
Amundi  3,652 265
ArcelorMittal  29,169 721
Arkema  3,284 289
AXA  116,493 4,374

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
BioMerieux  2,385 267
BNP Paribas  65,251 4,456
Bollore  44,908 280
Bouygues  11,398 366
Bureau Veritas  19,259 611
Capgemini  9,793 1,699
Carrefour  32,146 510
Cie de Saint-Gobain  28,799 2,612
Cie Generale des Etablissements Michelin  42,524 1,437
Covivio  3,279 187
Credit Agricole  64,561 990
Danone  41,092 2,936
Dassault Aviation  1,264 255
Dassault Systemes  41,863 1,433
Edenred  15,112 489
Eiffage  4,430 412
Engie  115,048 1,928
EssilorLuxottica  19,060 4,471
Eurazeo  2,606 199
Eurofins Scientific  8,149 402
Euronext  4,837 534
Gecina  2,750 294
Getlink  19,548 332
Hermes International  2,033 4,620
Ipsen  2,244 274
Kering  4,839 1,209
Klepierre  12,491 399
La Francaise des Jeux SAEM  6,033 258
L'Oreal  15,498 5,814
Legrand  16,494 1,862
LVMH Moet Hennessy Louis Vuitton  17,798 11,848
Orange  113,760 1,250
Pernod Ricard  12,726 1,588
Publicis Groupe  14,297 1,519
Renault  11,602 531
Rexel  13,642 376
Safran  21,943 4,967
Sanofi  73,532 7,771
Sartorius Stedim Biotech  1,690 339
Schneider Electric  35,311 9,147
SEB  1,297 137
Societe Generale  44,080 1,266
Sodexo  5,163 449

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
STMicroelectronics  41,308 1,123
Teleperformance  3,170 336
Thales  5,761 929
TotalEnergies  139,377 8,747
Unibail-Rodamco-Westfield  7,175 587
Veolia Environnement  42,913 1,362
Vinci  31,985 3,583
Vivendi  45,164 483
Total France (Cost $89,442) 119,288
GERMANY 8.9%
Common Stocks 8.5%
adidas  10,292 2,465
Allianz  25,273 7,956
BASF  56,810 2,762
Bayer  61,933 1,669
Bayerische Motoren Werke  19,989 1,576
Bechtle  4,497 154
Beiersdorf  6,038 815
Brenntag  7,662 500
Carl Zeiss Meditec (2) 2,325 146
Commerzbank  61,913 1,098
Continental  6,609 413
Covestro (1) 11,469 727
CTS Eventim (2) 3,610 379
Daimler Truck Holding  31,487 1,302
Delivery Hero (1)(2) 11,046 469
Deutsche Bank  119,614 2,032
Deutsche Boerse  12,086 2,807
Deutsche Lufthansa  34,230 238
Deutsche Post  64,827 2,604
Deutsche Telekom  224,795 6,796
E.ON  141,558 1,910
Evonik Industries  14,812 327
Fresenius (1) 25,730 940
Fresenius Medical Care  12,400 485
GEA Group  9,182 452
Hannover Rueck  3,676 965
Heidelberg Materials  8,344 919
Henkel  6,276 490
Infineon Technologies  83,007 2,625
Knorr-Bremse  4,203 347

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
LEG Immobilien  4,489 424
Mercedes-Benz Group  47,420 2,881
Merck  8,037 1,329
MTU Aero Engines (2) 3,281 1,072
Muenchener Rueckversicherungs-Gesellschaft  8,577 4,386
Nemetschek  3,345 361
Puma  6,251 285
QIAGEN (2) 13,434 569
Rational  305 299
Rheinmetall  2,720 1,400
RWE (2) 39,299 1,274
SAP  67,612 15,786
Scout24  4,344 375
Siemens  49,095 9,552
Siemens Energy (1) 39,975 1,642
Siemens Healthineers  17,170 896
Symrise  8,097 974
Talanx  3,857 297
Vonovia  46,364 1,520
Zalando (1) 12,989 393
92,083
Preferred Stocks 0.4%
Bayerische Motoren Werke  3,502 258
Dr. Ing. h.c. F. Porsche  6,874 484
Henkel  10,215 884
Porsche Automobil Holding  8,896 369
Sartorius (2) 1,524 395
Volkswagen  12,793 1,242
3,632
Total Germany (Cost $72,824) 95,715
HONG KONG 1.9%
Common Stocks 1.9%
AIA Group  717,000 5,659
BOC Hong Kong Holdings  225,000 735
Brightoil Petroleum Holdings (1)(3) 109,000 —
CK Asset Holdings (2) 116,300 475
CK Hutchison Holdings  163,300 859
CK Infrastructure Holdings  36,500 258
CLP Holdings  100,400 853
Galaxy Entertainment Group  133,000 592

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Hang Seng Bank  45,800 560
Henderson Land Development  86,773 278
HKT Trust & HKT  219,000 272
Hong Kong & China Gas  677,277 525
Hong Kong Exchanges & Clearing  76,900 3,079
Hongkong Land Holdings (USD)  63,200 271
Jardine Matheson Holdings (USD)  9,600 369
Link  155,300 724
MTR  90,000 328
Power Assets Holdings  83,500 556
Sands China (1) 144,400 367
Sino Land  221,800 222
SITC International Holdings  78,000 220
Sun Hung Kai Properties  88,000 953
Swire Pacific, Class A  24,000 201
Techtronic Industries  83,500 1,208
WH Group  483,000 376
Wharf Holdings  64,000 181
Wharf Real Estate Investment  99,100 298
Total Hong Kong (Cost $18,042) 20,419
IRELAND 0.3%
Common Stocks 0.3%
AIB Group  110,141 590
Bank of Ireland Group  60,936 565
DCC (GBP)  5,943 376
Kerry Group, Class A  9,408 940
Kingspan Group  9,408 831
Total Ireland (Cost $2,474) 3,302
ISRAEL 0.7%
Common Stocks 0.7%
Azrieli Group  2,457 188
Bank Hapoalim  77,142 804
Bank Leumi Le-Israel  92,246 937
Check Point Software Technologies (USD) (1) 5,459 946
CyberArk Software (USD) (1) 2,621 725
Elbit Systems  1,542 353
Global-e Online (USD) (1) 5,689 219
ICL Group  43,936 180
Israel Discount Bank, Class A  71,870 422

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Mizrahi Tefahot Bank  8,974 370
Monday.com (USD) (1) 2,263 665
Nice (1) 3,846 668
Teva Pharmaceutical Industries, ADR (USD) (1) 72,838 1,343
Total Israel (Cost $5,011) 7,820
ITALY 2.7%
Common Stocks 2.7%
Amplifon  7,138 199
Banco BPM  77,828 525
Davide Campari-Milano (2) 36,717 246
DiaSorin  1,249 136
Enel  520,651 3,949
Eni  145,483 2,216
Ferrari  8,060 3,848
FinecoBank Banca Fineco  37,029 591
Generali  64,085 1,777
Infrastrutture Wireless Italiane  19,257 217
Intesa Sanpaolo  935,912 4,006
Leonardo  24,487 584
Mediobanca Banca di Credito Finanziario  30,188 498
Moncler  13,429 746
Nexi (1) 33,800 214
Poste Italiane  26,500 373
Prysmian  17,572 1,240
Recordati Industria Chimica e Farmaceutica  6,058 344
Snam (2) 122,151 587
Stellantis, Borsa Italiana S.P.A  132,854 1,820
Telecom Italia (1) 577,245 146
Terna - Rete Elettrica Nazionale  85,488 740
UniCredit  94,336 4,173
Total Italy (Cost $21,855) 29,175
JAPAN 21.5%
Common Stocks 21.5%
Advantest  48,600 2,814
Aeon (2) 39,900 978
AGC  11,400 349
Aisin  30,900 321
Ajinomoto  28,400 1,091
ANA Holdings  9,100 179

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Asahi Group Holdings  88,200 1,059
Asahi Kasei  75,900 524
Asics  41,600 727
Astellas Pharma  112,380 1,316
Bandai Namco Holdings  36,200 759
Bridgestone  35,500 1,265
Brother Industries  13,400 261
Canon  59,100 1,922
Capcom  20,900 414
Central Japan Railway  47,200 977
Chiba Bank  31,500 230
Chubu Electric Power  38,900 447
Chugai Pharmaceutical  42,400 2,017
Concordia Financial Group  63,000 312
Dai Nippon Printing  24,200 420
Daifuku  19,400 365
Dai-ichi Life Holdings  56,500 1,409
Daiichi Sankyo  118,400 3,854
Daikin Industries  16,700 2,005
Daito Trust Construction  3,600 398
Daiwa House Industry  34,000 1,014
Daiwa Securities Group  80,800 529
Denso  118,600 1,685
Dentsu Group  11,800 364
Disco  5,900 1,679
East Japan Railway  55,400 1,113
Eisai  15,300 518
ENEOS Holdings  175,520 885
FANUC  59,300 1,573
Fast Retailing  12,300 3,933
Fuji Electric  8,200 418
FUJIFILM Holdings  70,300 1,672
Fujitsu  103,900 1,998
Hamamatsu Photonics  15,400 204
Hankyu Hanshin Holdings  13,800 375
Hikari Tsushin  1,000 202
Hitachi  299,200 7,517
Hitachi Construction Machinery (2) 6,100 132
Honda Motor  285,900 2,875
Hoshizaki  6,200 204
Hoya  22,400 2,997
Hulic  22,000 204
Ibiden  7,100 226

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Idemitsu Kosan  58,660 400
Inpex  57,400 757
Isuzu Motors  36,300 469
ITOCHU  76,100 3,764
Japan Airlines  8,400 135
Japan Exchange Group  60,400 708
Japan Post Bank  88,000 786
Japan Post Holdings  122,700 1,132
Japan Post Insurance  11,300 186
Japan Real Estate Investment  77 280
Japan Tobacco  75,900 2,119
JFE Holdings  34,775 419
Kajima  24,700 425
Kansai Electric Power  42,800 686
Kao  29,000 1,278
Kawasaki Kisen Kaisha  23,600 326
KDDI  97,800 3,049
Keisei Electric Railway (2) 7,300 190
Keyence  12,556 5,668
Kikkoman  40,900 480
Kirin Holdings  47,200 695
Kobe Bussan  8,700 213
Kokusai Electric (2) 8,300 151
Komatsu  57,900 1,499
Konami Holdings  6,100 559
Kubota  60,900 778
Kyocera  78,200 793
Kyowa Kirin  15,700 259
Lasertec  4,900 665
LY  161,100 439
M3  26,300 270
Makita  14,400 470
Marubeni  88,900 1,329
MatsukiyoCocokara  19,900 271
Mazda Motor  33,800 239
McDonald's Holdings Japan  5,000 212
MEIJI Holdings  13,680 319
MINEBEA MITSUMI  21,900 386
Mitsubishi  214,300 3,920
Mitsubishi Chemical Holdings  82,000 442
Mitsubishi Electric  119,900 2,109
Mitsubishi Estate  69,800 1,032
Mitsubishi HC Capital  48,300 323

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Mitsubishi Heavy Industries  204,200 2,883
Mitsubishi UFJ Financial Group  715,790 7,545
Mitsui  164,500 3,354
Mitsui Chemicals (2) 10,200 233
Mitsui Fudosan  166,900 1,424
Mitsui OSK Lines  21,000 715
Mizuho Financial Group  153,810 3,195
MonotaRO  14,400 217
MS&AD Insurance Group Holdings  81,000 1,792
Murata Manufacturing  106,800 1,866
NEC  15,100 1,285
Nexon  20,300 352
NIDEC  50,888 1,014
Nintendo  66,400 3,507
Nippon Building Fund  465 399
Nippon Paint Holdings  56,800 435
Nippon Prologis REIT (2) 135 217
Nippon Sanso Holdings  10,400 361
Nippon Steel  52,912 1,059
Nippon Telegraph & Telephone  1,880,600 1,814
Nippon Yusen KK (2) 28,100 941
Nissan Motor  136,100 363
Nissin Foods Holdings  11,600 312
Nitori Holdings  4,800 611
Nitto Denko  42,500 699
Nomura Holdings  183,100 939
Nomura Real Estate Holdings  6,300 155
Nomura Research Institute  22,881 684
NTT Data Group  38,200 604
Obayashi  39,100 479
Obic  20,000 654
Olympus  73,300 1,290
Omron  10,500 415
Ono Pharmaceutical  21,600 270
Oracle Corporation Japan  2,100 201
Oriental Land  68,500 1,655
ORIX  72,300 1,523
Osaka Gas  22,200 476
Otsuka  13,100 294
Otsuka Holdings  26,200 1,583
Pan Pacific International Holdings  23,000 571
Panasonic Holdings  144,595 1,190
Rakuten Group (1) 91,000 543

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Recruit Holdings  95,600 5,838
Renesas Electronics  105,200 1,410
Resona Holdings  127,200 839
Ricoh  32,800 355
Rohm (2) 20,200 223
SBI Holdings  15,640 343
SCREEN Holdings  4,700 300
SCSK  9,100 170
Secom  25,400 903
Seiko Epson  17,200 313
Sekisui Chemical  22,600 319
Sekisui House  36,300 877
Seven & i Holdings  139,856 2,014
SG Holdings  18,200 183
Shimadzu  14,200 419
Shimano  4,600 676
Shin-Etsu Chemical  115,600 4,236
Shionogi  45,600 651
Shiseido  24,200 522
Shizuoka Financial Group (2) 25,600 204
SMC  3,700 1,571
SoftBank (2) 1,808,300 2,276
SoftBank Group  65,900 3,929
Sompo Holdings  58,400 1,252
Sony Group  402,700 7,087
Subaru  36,500 652
SUMCO (2) 20,600 197
Sumitomo  64,900 1,369
Sumitomo Electric Industries  43,300 666
Sumitomo Metal Mining  14,800 409
Sumitomo Mitsui Financial Group  241,200 5,117
Sumitomo Mitsui Trust Group  39,524 867
Sumitomo Realty & Development  17,200 510
Suntory Beverage & Food  8,300 280
Suzuki Motor  95,800 951
Sysmex  30,400 564
T&D Holdings  29,500 471
Taisei (2) 10,000 421
Takeda Pharmaceutical  101,198 2,824
TDK  121,500 1,428
Terumo  84,000 1,600
TIS  12,200 304
Toho  6,400 244

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Tokio Marine Holdings  120,500 4,340
Tokyo Electric Power Holdings (1) 91,800 371
Tokyo Electron  29,100 4,282
Tokyo Gas  21,700 535
Tokyu  28,900 356
TOPPAN Holdings  14,300 418
Toray Industries  83,500 454
TOTO  8,100 226
Toyota Industries  8,800 610
Toyota Motor  663,790 11,437
Toyota Tsusho  38,600 656
Trend Micro  7,700 403
Unicharm  24,500 790
West Japan Railway  26,500 471
Yakult Honsha  15,300 332
Yamaha Motor  51,900 454
Yaskawa Electric  14,400 413
Yokogawa Electric  13,600 302
Zensho Holdings  5,500 276
ZOZO  7,700 250
Total Japan (Cost $166,538) 232,639
NETHERLANDS 4.4%
Common Stocks 4.4%
ABN AMRO Bank, CVA  27,667 457
Adyen (1) 1,374 2,099
Aegon  85,628 540
AerCap Holdings (USD)  12,052 1,127
Akzo Nobel  10,350 661
ASM International  2,956 1,651
ASML Holding  25,904 17,437
ASR Nederland  9,554 453
BE Semiconductor Industries  4,666 497
Coca-Cola Europacific Partners (USD)  12,585 956
DSM-Firmenich  11,606 1,376
EXOR  6,077 642
Heineken  17,994 1,476
Heineken Holding  7,846 544
IMCD  3,450 549
ING Groep  211,124 3,583
JDE Peet's  6,375 144
Koninklijke Ahold Delhaize  59,076 1,949

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Koninklijke KPN  240,479 940
Koninklijke Philips (1) 49,993 1,315
NN Group  16,465 808
Prosus  90,728 3,826
Randstad  6,481 299
Universal Music Group (2) 51,128 1,287
Wolters Kluwer  15,784 2,653
Total Netherlands (Cost $33,128) 47,269
NEW ZEALAND 0.2%
Common Stocks 0.2%
Auckland International Airport  96,713 422
Fisher & Paykel Healthcare  35,613 763
Mercury NZ  40,316 159
Meridian Energy  77,094 274
Spark New Zealand  104,648 181
Total New Zealand (Cost $1,265) 1,799
NORWAY 0.5%
Common Stocks 0.5%
Aker BP  19,000 407
DNB Bank  54,629 1,132
Equinor  53,110 1,262
Gjensidige Forsikring  11,415 206
Kongsberg Gruppen  5,316 555
Mowi  28,089 484
Norsk Hydro  84,888 527
Orkla  40,648 376
Salmar  3,681 187
Telenor  37,135 456
Yara International  9,873 298
Total Norway (Cost $5,269) 5,890
POLAND 0.0%
Common Stocks 0.0%
InPost (EUR) (1) 11,803 230
Total Poland (Cost $213) 230

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
PORTUGAL 0.2%
Common Stocks 0.2%
Banco Espirito Santo (1)(3) 127,132 —
EDP  190,879 752
EDP Renovaveis  18,626 252
Galp Energia  28,086 480
Jeronimo Martins  16,903 328
Total Portugal (Cost $2,079) 1,812
RUSSIAN FEDERATION 0.0%
Common Stocks 0.0%
Evraz (GBP) (1)(3) 21,218 —
Total Russian Federation (Cost $137) —
SINGAPORE 1.4%
Common Stocks 1.4%
CapitaLand Ascendas REIT  225,697 457
CapitaLand Integrated Commercial Trust  361,778 550
CapitaLand Investment  144,400 305
DBS Group Holdings  127,450 3,695
Genting Singapore  346,000 218
Grab Holdings, Class A (USD) (1) 133,614 545
Keppel  87,800 423
Oversea-Chinese Banking  214,725 2,464
Sea, ADR (USD) (1) 23,414 2,202
Sembcorp Industries  50,800 193
Singapore Airlines  89,632 437
Singapore Exchange  51,600 442
Singapore Technologies Engineering  93,400 320
Singapore Telecommunications  485,750 1,146
United Overseas Bank  79,620 1,935
Wilmar International  114,200 276
Total Singapore (Cost $12,522) 15,608
SPAIN 2.8%
Common Stocks 2.8%
Acciona (2) 1,407 181
ACS Actividades de Construccion y Servicios  12,417 595

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Aena  4,571 1,013
Amadeus IT Group  28,425 2,061
Banco Bilbao Vizcaya Argentaria  368,603 3,669
Banco de Sabadell  329,343 642
Banco Santander (2) 994,907 4,861
CaixaBank  225,678 1,375
Cellnex Telecom  32,361 1,189
Endesa  18,442 398
Ferrovial  32,401 1,300
Grifols (1) 16,900 190
Iberdrola  392,944 5,837
Industria de Diseno Textil (2) 69,848 3,982
Redeia  24,458 453
Repsol  74,159 928
Telefonica (2) 280,448 1,316
Total Spain (Cost $24,919) 29,990
SWEDEN 3.1%
Common Stocks 3.1%
AddTech, Class B  16,238 452
Alfa Laval  17,593 779
Assa Abloy, Class B  63,246 1,981
Atlas Copco, Class A  171,306 2,827
Atlas Copco, Class B  97,728 1,421
Beijer Ref (2) 21,515 324
Boliden  16,507 516
Epiroc, Class A  42,795 836
Epiroc, Class B  22,654 390
EQT (2) 22,712 659
Essity, Class B  37,177 1,051
Evolution  10,980 1,038
Fastighets Balder, Class B (1)(2) 38,303 298
Getinge, Class B  13,161 233
H & M Hennes & Mauritz, Class B (2) 35,629 531
Hexagon, Class B  128,863 1,205
Holmen, Class B (2) 4,652 184
Husqvarna, Class B (2) 21,284 137
Industrivarden, Class A (2) 8,499 293
Industrivarden, Class C  9,576 329
Indutrade  16,494 449
Investment AB Latour, Class B (2) 8,513 235
Investor, Class B  110,416 3,125

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
L E Lundbergforetagen, Class B (2) 4,504 223
Lifco, Class B  14,052 419
Nibe Industrier, Class B (2) 91,229 442
Saab, Class B (2) 18,657 383
Sagax, Class B (2) 12,723 307
Sandvik  66,392 1,307
Securitas, Class B (2) 29,504 347
Skandinaviska Enskilda Banken, Class A  98,907 1,397
Skanska, Class B (2) 19,771 402
SKF, Class B  20,465 388
Svenska Cellulosa, Class B (2) 36,600 485
Svenska Handelsbanken, Class A  88,818 923
Swedbank, Class A  51,787 1,051
Swedish Orphan Biovitrum (1) 11,684 365
Tele2, Class B  32,164 338
Telefonaktiebolaget LM Ericsson, Class B  172,032 1,442
Telia (2) 142,260 414
Trelleborg, Class B  12,557 418
Volvo, Class A  11,564 303
Volvo, Class B  100,891 2,628
Volvo Car, Class B (1)(2) 37,898 82
Total Sweden (Cost $25,884) 33,357
SWITZERLAND 9.7%
Common Stocks 9.7%
ABB  101,741 5,654
Adecco Group  9,753 305
Alcon  31,837 2,924
Avolta  5,389 214
Bachem Holding (2) 1,921 152
Baloise Holding  2,673 512
Banque Cantonale Vaudoise (2) 1,716 171
Barry Callebaut  207 363
BKW  1,211 213
Chocoladefabriken Lindt & Spruengli  67 790
Chocoladefabriken Lindt & Spruengli, Registered Shares  6 699
Cie Financiere Richemont, Class A  34,540 5,029
Clariant  12,261 170
EMS-Chemie Holding (2) 407 313
Galderma Group (1) 3,559 333
Geberit  2,042 1,279
Givaudan  589 2,796

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Helvetia Holding (2) 2,150 363
Holcim  33,243 3,265
Julius Baer Group  12,506 763
Kuehne + Nagel International  3,104 775
Logitech International  9,390 769
Lonza Group  4,595 2,827
Nestle  169,690 16,035
Novartis  127,590 13,844
Partners Group Holding  1,434 1,973
Roche Holding  1,940 659
Roche Holding, Genusschein  45,474 14,093
Sandoz Group  24,955 1,138
Schindler Holding  2,500 728
Schindler Holding, Registered Shares  1,362 388
SGS  9,381 993
SIG Group  17,751 383
Sika  9,709 2,704
Sonova Holding  3,295 1,206
Straumann Holding (2) 6,801 897
Swatch Group (2) 1,726 354
Swatch Group, Registered Shares  2,935 119
Swiss Life Holding (2) 1,791 1,458
Swiss Prime Site  4,670 507
Swiss Re  19,126 2,442
Swisscom (2) 1,578 962
Temenos  3,672 254
UBS Group  211,828 6,479
VAT Group  1,640 683
Zurich Insurance Group  9,409 5,548
Total Switzerland (Cost $70,286) 104,526
UNITED ARAB EMIRATES 0.0%
Common Stocks 0.0%
NMC Health (GBP) (1)(3) 3,218 —
Total United Arab Emirates (Cost $125) —
UNITED KINGDOM 14.3%
Common Stocks 14.3%
3i Group  61,808 2,535
Admiral Group  15,766 522
Anglo American  80,531 2,497

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
Ashtead Group  27,601 2,065
Associated British Foods  20,329 584
AstraZeneca  100,384 14,284
Auto Trader Group  54,216 585
Aviva  163,229 957
BAE Systems  193,324 3,116
Barclays  938,982 2,878
Barratt Redrow  85,675 494
Berkeley Group Holdings  5,948 339
BP  1,062,974 5,199
British American Tobacco  128,074 4,479
BT Group  393,096 702
Bunzl  20,610 907
Centrica  311,717 472
Coca-Cola HBC  12,782 447
Compass Group  108,591 3,527
Croda International  7,977 383
Diageo  142,666 4,406
Endeavour Mining  10,519 236
Entain  36,862 355
Experian  58,517 2,856
Glencore  662,852 3,476
GSK  266,214 4,807
Haleon  492,150 2,365
Halma  23,080 737
Hargreaves Lansdown  21,237 298
Hikma Pharmaceuticals  9,572 229
HSBC Holdings  1,196,819 10,984
Imperial Brands  50,669 1,529
Informa  81,156 848
InterContinental Hotels Group  9,834 1,085
Intertek Group  9,785 587
J Sainsbury  96,418 332
JD Sports Fashion  148,747 239
Kingfisher  110,918 419
Land Securities Group  40,988 318
Legal & General Group  363,251 1,019
Lloyds Banking Group  3,975,334 2,729
London Stock Exchange Group  30,620 4,150
M&G  131,113 329
Melrose Industries  79,401 486
Mondi  26,642 431
National Grid  308,061 3,868

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
NatWest Group  418,511 1,983
Next  7,300 924
Pearson  35,261 518
Persimmon  19,244 365
Phoenix Group Holdings  41,621 264
Prudential  171,343 1,426
Reckitt Benckiser Group  44,348 2,690
RELX  120,046 5,505
Rentokil Initial  153,336 769
Rio Tinto  72,350 4,676
Rolls-Royce Holdings (1) 543,930 3,753
Sage Group  61,012 763
Schroders  46,043 204
Segro  78,209 792
Severn Trent  16,331 540
Shell  407,830 13,616
Smith & Nephew  53,163 661
Smiths Group  20,840 411
Spirax Group  4,428 370
SSE  68,479 1,556
Standard Chartered  135,238 1,568
Taylor Wimpey  213,425 404
Tesco  437,102 1,930
Unilever  161,208 9,834
United Utilities Group  41,263 545
Vodafone Group  1,405,003 1,307
Whitbread  10,725 417
Wise, Class A (1) 39,845 363
WPP  65,416 688
Total United Kingdom (Cost $135,370) 154,932
UNITED STATES 0.1%
Common Stocks 0.1%
Wix.com (1) 3,192 534
Total United States (Cost $664) 534
SHORT-TERM INVESTMENTS 2.3%
Money Market Funds 2.3%
T. Rowe Price Government Reserve Fund, 4.86% (4)(5) 24,813,480 24,813
Total Short-Term Investments (Cost $24,813) 24,813

T. ROWE PRICE International Equity Index Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 2.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.4%
Money Market Funds 2.4%
T. Rowe Price Government Reserve Fund, 4.86% (4)(5) 26,278,999 26,279
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 26,279
Total Securities Lending Collateral (Cost $26,279) 26,279
Total Investments in Securities
101.6% of Net Assets
(Cost $843,701) $ 1,097,075
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at October 31, 2024.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CDI CHESS or CREST Depositary Interest
CVA Dutch Certificate (Certificaten Van Aandelen)
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
USD U.S. Dollar

T. ROWE PRICE International Equity Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 266 MSCI EAFE Index contracts 12/24 31,258 $ (702)
Net payments (receipts) of variation margin to date 639
Variation margin receivable (payable) on open futures contracts $ (63)

T. ROWE PRICE International Equity Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.86% $ — $ — $ 1,030++
Totals $ —# $ — $ 1,030+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
10/31/24
T. Rowe Price Government
Reserve Fund, 4.86% $ 24,898  ¤  ¤ $ 51,092
Total $ 51,092^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $1,030 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $51,092.

T. ROWE PRICE International Equity Index Fund
October 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $843,701) $ 1,097,075
Receivable for shares sold 3,016
Dividends receivable 2,471
Cash deposits on futures contracts 736
Foreign currency (cost $563) 558
Other assets 2,993
Total assets 1,106,849
Liabilities
Obligation to return securities lending collateral 26,279
Payable for shares redeemed 265
Investment management fees payable 84
Variation margin payable on futures contracts 63
Due to affiliates 38
Other liabilities 145
Total liabilities 26,874
NET ASSETS $ 1,079,975
Net Assets Consist of:
Total distributable earnings (loss) $ 227,080
Paid-in capital applicable to 64,800,545 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 852,895
NET ASSETS $ 1,079,975
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $778,368; Shares outstanding: 46,740,421) $ 16.65
Z Class
(Net assets: $301,607; Shares outstanding: 18,060,124) $ 16.70

T. ROWE PRICE International Equity Index Fund
Statement of Operations

($000s)
Year
Ended
10/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $1,824) $ 29,361
Securities lending 98
.
  Interest 34
Other 7
Total income 29,500
Expenses
Investment management 857
Shareholder servicing
Investor Class 847
Prospectus and shareholder reports
Investor Class
$
34
Z Class 2 36
Custody and accounting 367
Registration 81
Legal and audit 67
Directors 3
Miscellaneous 19
Waived / paid by Price Associates (306)
Total expenses 1,971
Net investment income 27,529

T. ROWE PRICE International Equity Index Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (2,560)
Futures 2,866
Foreign currency transactions 95
Net realized gain 401
Change in net unrealized gain / loss
Securities 138,224
Futures 89
Other assets and liabilities denominated in foreign currencies 7
Change in net unrealized gain / loss 138,320
Net realized and unrealized gain / loss 138,721
INCREASE IN NET ASSETS FROM OPERATIONS $ 166,250

T. ROWE PRICE International Equity Index Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/24 10/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 27,529 $ 22,672
Net realized gain (loss) 401 (26,964)
Change in net unrealized gain / loss 138,320 91,616
Increase in net assets from operations 166,250 87,324
Distributions to shareholders
Net earnings
Investor Class (21,024) (15,734)
Z Class (4,210) (1,357)
Decrease in net assets from distributions (25,234) (17,091)
Capital share transactions
*
Shares sold
Investor Class 142,785 201,756
Z Class 183,776 86,099
Distributions reinvested
Investor Class 19,807 14,854
Z Class 4,210 1,357
Shares redeemed
Investor Class (131,282) (201,780)
Z Class (22,917) (13,469)
Increase in net assets from capital share
transactions 196,379 88,817
Net Assets
Increase during period 337,395 159,050
Beginning of period 742,580 583,530
End of period $ 1,079,975 $ 742,580
*Share information (000s)
Shares sold
Investor Class 8,736 13,704
Z Class 11,192 5,842
Distributions reinvested
Investor Class 1,291 1,059
Z Class 274 97
Shares redeemed
Investor Class (8,097) (13,566)
Z Class (1,383) (922)
Increase in shares outstanding 12,013 6,214

T. ROWE PRICE International Equity Index Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Index Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The International
Equity Index Fund (the fund) is an open-end management investment company established by the corporation and intends to be diversified in approximately the same proportion as the index it tracks is diversified. The fund may become nondiversified for periods of time solely as a result of changes in the composition of the index (for example, changes in the relative market capitalization or index weighting of one or more securities represented in the index). The fund seeks to provide long-term capital growth. The fund has two classes of shares: the International Equity Index Fund (Investor Class)
and the International Equity Index Fund–Z Class (Z Class). The Z Class is
only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes;
and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded

T. ROWE PRICE International Equity Index Fund

at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU

T. ROWE PRICE International Equity Index Fund

are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE International Equity Index Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE International Equity Index Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Equity Index Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on October 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended October 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 9,565 $ 1,030,678 $ — $ 1,040,243
Equity Mutual Funds 2,108 — — 2,108
Preferred Stocks — 3,632 — 3,632
Short-Term Investments 24,813 — — 24,813
Securities Lending Collateral 26,279 — — 26,279
Total $ 62,765 $ 1,034,310 $ — $ 1,097,075
Liabilities
Futures Contracts* $ 702 $ — $ — $ 702
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Equity Index Fund

with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
October 31, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended October 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
*
Liabilities
Equity derivatives Futures $ 702
Total $ 702
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 2,866
Total $ 2,866

T. ROWE PRICE International Equity Index Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of October 31, 2024, cash of $736,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts as an efficient means of maintaining liquidity while being invested in the market, to facilitate trading, or to reduce transaction costs. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument,
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Change in Unrealized
Gain (Loss)
Equity derivatives $ 89
Total $ 89

T. ROWE PRICE International Equity Index Fund

and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying
Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended October 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 1% and 4% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation

T. ROWE PRICE International Equity Index Fund

to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
October 31, 2024, the value of loaned securities was $24,953,000; the value of cash collateral and related investments was $26,279,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $225,217,000 and
$42,990,000, respectively, for the year ended October 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
($000s)
October 31,
2024
October 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 25,234 $ 17,091

T. ROWE PRICE International Equity Index Fund

At October 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on passive foreign investment companies and certain open derivative contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
($000s)
Cost of investments $ 860,662
Unrealized appreciation $ 346,636
Unrealized depreciation (110,331)
Net unrealized appreciation (depreciation) $ 236,305
($000s)
Undistributed ordinary income $ 28,980
Net unrealized appreciation (depreciation) 236,305
Loss carryforwards and deferrals (38,205)
Total distributable earnings (loss) $ 227,080

T. ROWE PRICE International Equity Index Fund

loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and
Price Associates provides for an annual investment management fee equal to 0.09% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement

T. ROWE PRICE International Equity Index Fund

arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
In addition, the fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-
recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.45%. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement for the year ended October 31, 2024.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended October 31, 2024 as indicated in the table below. At October 31, 2024, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer
Investor
Class Z Class
Expense limitation/I Class Limit 0.31% 0.00%
Expense limitation date 02/28/26 N/A
(Waived)/repaid during the period ($000s) $— $(306)

T. ROWE PRICE International Equity Index Fund

and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended October 31, 2024, expenses incurred pursuant to these service agreements were $120,000 for
Price Associates; $426,000 for T. Rowe Price Services, Inc.; and $115,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended October 31, 2024, the fund was charged $64,000 for shareholder servicing costs related to the college savings plans, of which $24,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
October 31, 2024, approximately 19% of the outstanding shares of the
Investor Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At October 31, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment

T. ROWE PRICE International Equity Index Fund

options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE International Equity Index Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Index Fund, Inc.
and Shareholders of T. Rowe Price International Equity Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price International Equity Index Fund
(constituting T. Rowe Price International Index Fund, Inc., referred to hereafter as the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE International Equity Index Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2024
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE International Equity Index Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $24,470,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $110,000 of the fund's income qualifies for the dividends-received deduction.
The fund will pass through foreign source income of $27,131,000 and foreign taxes paid of $1,275,000.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F135-050 12/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

    (2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

    (3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)  A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Index Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2024